As filed with the Securities and Exchange Commission on June 26, 2019
Commission File Nos. 333-217502
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 8	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 527	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Andrew J. Bowden, Esq., Senior Vice President, General Counsel and Secretary
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Senior Attorney, Legal Product Development
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on [date] pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Variable and Fixed Deferred Annuity contracts

EXPLANATORY NOTE: This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of filing a supplement to the prospectus. Part C is also amended as reflected therein. Except as heretofore amended, this Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement, which are hereby incorporated by reference to the extent required and/or permitted by applicable law.

Supplement Dated June 26, 2019
To The Prospectuses Dated June 24, 2019 For

PERSPECTIVE II®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY
(Contracts offered for sale on and after June 24, 2019)
and
PERSPECTIVE ADVISORY II®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced prospectuses. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Jackson of NY Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

CHANGES TO LIFEGUARD FREEDOM ACCELERATOR DB NY.

➢	Effective June 26, 2019, the subsection titled “LifeGuard Freedom Accelerator DB NY” appearing under the “DEATH BENEFIT” section of the prospectus, is revised as follows:

a)	The third full paragraph is deleted in its entirety and replaced with the following:

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) LifeGuard Freedom Accelerator Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit is equal to the greater of: (a) the GMWB Death Benefit prior to the partial withdrawal less the partial withdrawal, or (b) zero. If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceed the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the total amount of the current partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceed the greater of the GAWA or the RMD; and the GMWB Death Benefit is equal to the greater of (a) the GMWB Death Benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an excess withdrawal, then reduced in the same proportion that the Contract Value is reduced by the excess withdrawal, or (b) zero. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

b)	The following paragraph is added immediately following the fourth paragraph:

In addition, on each Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit, subject to a maximum of $10,000,000.

___________________________________
(To be used with JMV21451NY 06/19 and JMV18691NY 06/19)

NMV22809NY 06/19

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

JNLNY Separate Account I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2018
Statements of Operations for the period ended December 31, 2018
Statements of Changes in Net Assets for the periods ended December 31, 2018, and 2017
Notes to Financial Statements

Jackson National Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2018, and 2017
Consolidated Income Statements for the years ended December 31, 2018, 2017, and 2016
Consolidated Statements of Stockholder’s Equity and Comprehensive Income for the years ended
December 31, 2018, 2017, and 2016
Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017, and 2016
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit    Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Registration Statement, filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.	Not Applicable.

3.

a.	Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

b.	Specimen of Selling Agreement (N2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183046 and 811-08401).

c.	Specimen of Fee-Based Product Addendum to Selling Agreement, incorporated herein by reference to Pre-Effective Amendment No. 1, filed on November 30, 2016 (File Nos. 333-212424 and 811-08664).

d.
Specimen of DOL Fiduciary Rule Addendum to Selling Agreement (SAA0007 04/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

4.

a.
Specimen of Perspective Advisory II Individual Variable and Fixed Annuity Contract (VA790NY), incorporated herein by reference to Registrant’s Registration Statement, filed on April 27, 2017 (File Nos. 333-217502 and 811-08401).

b.
Form of Individual Retirement Annuity Endorsement (7715NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

c.
Form of Roth Individual Retirement Annuity Endorsement (7716NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

d.
Form of Section 403(b) Tax Sheltered Annuity Endorsement (7725NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

e.	Specimen of Retirement Plan Endorsement (7275NY), incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

f.
Specimen of Charitable Remainder Trust Endorsement (7487NY), incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

g.
Form of Non-Qualified Stretch Annuity Endorsement (7723NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 333-177298 and 811-08401).

h.
Form of Return of Premium Guaranteed Minimum Death Benefit (7731NY), incorporated herein by reference to Registrant’s Registration Statement, filed on April 27, 2017 (File Nos. 333-217502 and 811-08401).

i.
Form of Highest Anniversary Value Guaranteed Minimum Death Benefit (7733NY), incorporated herein by reference to Registrant’s Registration Statement, filed on April 27, 2017 (File Nos. 333-217502 and 811-08401).

j.	Form of Guaranteed Minimum Withdrawal Benefit (7737ANY), incorporated herein by reference to Registrant’s Registration Statement, filed on April 27, 2017 (File Nos. 333-217502 and 811-08401).

k.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up (7738ANY), incorporated herein by reference to Registrant’s Registration Statement, filed on April 27, 2017 (File Nos. 333-217502 and 811-08401).

l.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up (7739ANY), incorporated herein by reference to Registrant’s Registration Statement, filed on April 27, 2017 (File Nos. 333-217502 and 811-08401).

m.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up, and Highest Anniversary Value Death Benefit (7740ANY), incorporated herein by reference to Registrant’s Registration Statement, filed on April 27, 2017 (File Nos. 333-217502 and 811-08401).

n.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7741ANY), incorporated herein by reference to Registrant’s Registration Statement, filed on April 27, 2017 (File Nos. 333-217502 and 811-08401).

o.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7742ANY), incorporated herein by reference to Registrant’s Registration Statement, filed on April 27, 2017 (File Nos. 333-217502 and 811-08401).

p.
Form of Perspective Advisory II Individual Variable and Fixed Annuity Contract (VA790NY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 10, 2018 (File Nos. 333-217502 and 811-08401).

q.
Form of Return of Premium Guaranteed Minimum Death Benefit (7731NY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 10, 2018 (File Nos. 333-217502 and 811-08401).

r.
Form of Highest Anniversary Value Guaranteed Minimum Death Benefit (7733NY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 10, 2018 (File Nos. 333-217502 and 811-08401).

s.	Form of Guaranteed Minimum Withdrawal Benefit (7737ANY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 10, 2018 (File Nos. 333-217502 and 811-08401).

t.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up (7738ANY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 10, 2018 (File Nos. 333-217502 and 811-08401).

u.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up (7739ANY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 10, 2018 (File Nos. 333-217502 and 811-08401).

v.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up, and Highest Anniversary Value Death Benefit (7740ANY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 10, 2018 (File Nos. 333-217502 and 811-08401).

w.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7741ANY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 10, 2018 (File Nos. 333-217502 and 811-08401).

x.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7742ANY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 10, 2018 (File Nos. 333-217502 and 811-08401).

y.	Form of Unisex Contract Endorsement (7743NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on August 7, 2018 (File Nos. 333-217502 and 811-08401).

z.
Form of Individual Retirement Annuity Endorsement (ICC18 7715NY), incorporated herein by reference to Registrant’s Registration Statement, filed on December 14, 2018 (File Nos. 333-228806 and 811-08401).

aa.
Form of Roth Individual Retirement Annuity Endorsement (ICC18 7716NY), incorporated herein by reference to Registrant’s Registration Statement, filed on December 14, 2018 (File Nos. 333-228806 and 811-08401).

bb.
Form of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (AutoGuard 5) (7748ANY), incorporated herein by reference to Registrant’s Registration Statement, filed on December 14, 2018 (File Nos. 333-228806 and 811-08401).

cc.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Deferral Credits and Annual Step-Up (LifeGuard Freedom Accelerator) (7754ANY), incorporated herein by reference to Registrant’s Registration Statement, filed on December 14, 2018 (File Nos. 333-228806 and 811-08401).

dd.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Deferral Credits and Annual Step-Up (LifeGuard Freedom Accelerator with Joint Option) (7755ANY), incorporated herein by reference to Registrant’s Registration Statement, filed on December 14, 2018 (File Nos. 333-228806 and 811-08401).

ee.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Deferral Credits, Annual Step-Up and Death Benefit (LifeGuard Freedom Accelerator DB) (7756ANY), incorporated herein by reference to Registrant’s Registration Statement, filed on December 14, 2018 (File Nos. 333-228806 and 811-08401).

ff.
Form of For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up (ICC19 7765ANY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 3, filed on February 28, 2019 (File Nos. 333-217502 and 811-08401).

gg.
Form of For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up to Highest Quarterly Contract Value (ICC19 7766ANY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 3, filed on February 28, 2019 (File Nos. 333-217502 and 811-08401).

hh.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up (ICC19 7767ANY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 3, filed on February 28, 2019 (File Nos. 333-217502 and 811-08401).

ii.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up to Highest Quarterly Contract Value (ICC19 7768ANY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 3, filed on February 28, 2019 (File Nos. 333-217502 and 811-08401).

jj.
Form of For Life Guaranteed Minimum Withdrawal Benefit with [6%] Bonus, Annual Step-Up, and Death Benefit (ICC19 7769ANY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 3, filed on February 28, 2019 (File Nos. 333-217502 and 811-08401).

kk.
Form of For Life Guaranteed Minimum Withdrawal Benefit with [6%] Bonus, Annual Step-Up to Highest Quarterly Contract Value, and Death Benefit (LifeGuard Freedom Flex DB NY with Income Stream [Value, Max]) (ICC19 7770ANY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 3, filed on February 28, 2019 (File Nos. 333-217502 and 811-08401).

ll.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up, and Earnings-Sensitive Withdrawal Amount (ICC19 7771ANY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 3, filed on February 28, 2019 (File Nos. 333-217502 and 811-08401).

mm.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up to Highest Quarterly Contract Value, and Earnings-Sensitive Withdrawal Amount (ICC19 7772ANY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 3, filed on February 28, 2019 (File Nos. 333-217502 and 811-08401).

nn.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up, and Earnings-Sensitive Withdrawal Amount (ICC19 7773ANY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 3, filed on February 28, 2019 (File Nos. 333-217502 and 811-08401).

oo.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up to Highest Quarterly Contract Value, and Earnings-Sensitive Withdrawal Amount (ICC19 7774ANY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 3, filed on February 28, 2019 (File Nos. 333-217502 and 811-08401).

pp.
Form of For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up (ICC19 7765ANY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228806 and 811-08401).

qq.
Form of For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up to Highest Quarterly Contract Value (ICC19 7766ANY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228806 and 811-08401).

rr.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up (ICC19 7767ANY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228806 and 811-08401).

ss.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up to Highest Quarterly Contract Value (ICC19 7768ANY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228806 and 811-08401).

tt.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up, and Earnings-Sensitive Withdrawal Amount (ICC19 7771ANY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228806 and 811-08401).

uu.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up to Highest Quarterly Contract Value, and Earnings-Sensitive Withdrawal Amount (ICC19 7772ANY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228806 and 811-08401).

vv.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up, and Earnings-Sensitive Withdrawal Amount (ICC19 7773ANY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228806 and 811-08401).

ww.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up to Highest Quarterly Contract Value, and Earnings-Sensitive Withdrawal Amount (ICC19 7774ANY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228806 and 811-08401).

5.

a.
Form of Perspective Advisory II Individual Variable and Fixed Annuity Application (NV790 09/17), incorporated herein by reference to Registrant’s Registration Statement, filed on April 27, 2017 (File Nos. 333-217502 and 811-08401).

b.
Form of Perspective Advisory II Individual Variable and Fixed Annuity Application (NV790 09/17), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 10, 2018 (File Nos. 333-217502 and 811-08401).

c.
Form of Perspective Advisory II Individual Variable and Fixed Annuity Application (NV790 08/18), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on August 7, 2018 (File Nos. 333-217502 and 811-08401).

d.
Form of Perspective Advisory II Individual Variable and Fixed Annuity Application (NV790 06/19), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on June 18, 2019 (File Nos. 333-217502 and 811-08401).

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to Registrant’s to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

c.
Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

7.

a.
Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York (“Ceding Company”) and Jackson National Life Insurance Company (“Reinsurer”), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

b.
Amendment No. 1 to the Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), with effective date June 30, 2013, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on June 18, 2019 (File Nos. 333-217502 and 811-08401).

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Patrick G. Boyle 2900 Westchester Ave. Purchase, NY 10577	Director

R. Kevin Clinton Michigan State University C337 Wells Hall 619 Red Cedar Road East Lansing, MI 48824	Director

Nancy F. Heller 2900 Westchester Ave. Purchase, NY 10577	Director

Michael I. Falcon 300 Innovation Drive Franklin, TN 37067	President

P. Chad Myers 1 Corporate Way Lansing, MI 48951	Executive Vice President & Chief Financial Officer

Aimee R. DeCamillo 300 Innovation Drive Franklin, TN 37067	Chief Commercial Officer

Herbert G. May, III 75 Second Avenue Suite 605 Needham, MA 02494	Chief Administrative Officer & Director

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Chief Operating Officer, Chair and Director

Savvas (Steve) P. Binioris 1 Corporate Way Lansing, MI 48951	Senior Vice President

Andrew J. Bowden 1 Corporate Way Lansing, MI 48951	Senior Vice President, General Counsel & Secretary

Michael A. Costello 1 Corporate Way Lansing, MI 48951	Senior Vice President, Controller & Treasurer

Devkumar D. Ganguly 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Information Officer

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Senior Vice President & Chief Risk Officer

Thomas P. Hyatte 1 Corporate Way Lansing, MI 48951	Senior Vice President

Emilio Pardo 300 Innovation Drive Franklin, TN 37067	Senior Vice President & Chief Marketing and Communications Officer

Dana S. Rapier 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Human Resources Officer

Kenneth H. Stewart 1 Corporate Way Lansing, MI 48951	Senior Vice President

Marcia L. Wadsten 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Actuary & Appointed Actuary

Richard C. White 1 Corporate Way Lansing, MI 48951	Senior Vice President

Marina C. Ashiotou 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Dennis A. Blue 1 Corporate Way Lansing, MI 48951	Vice President

Barrett M. Bonemer 1 Corporate Way Lansing, MI 48951	Vice President & Director

Pamela L. Bottles 1 Corporate Way Lansing, MI 48951	Vice President

David L. Bowers 300 Innovation Drive Franklin, TN 37067	Vice President

William T. Devanney, Jr. 1 Corporate Way Lansing, MI 48951	Vice President

Charles F. Field, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Dana R. Malesky Flegler 1 Corporate Way Lansing, MI 48951	Vice President

Lisa I. Fox 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Gahir 1 Corporate Way Lansing, MI 48951	Vice President

Joseph K. Garrett 1 Corporate Way Lansing, MI 48951	Vice President

Scott J. Golde 1 Corporate Way Lansing, MI 48951	Vice President, Deputy General Counsel

Guillermo E. Guerra 1 Corporate Way Lansing, MI 48951	Vice President, Group Chief Information Security Officer

Robert W. Hajdu 1 Corporate Way Lansing, MI 48951	Vice President

Laura L. Hanson 1 Corporate Way Lansing, MI 48951	Vice President & Director

Robert L. Hill 1 Corporate Way Lansing, MI 48951	Vice President

Courtney Hoffman 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Julie A. Hughes 1 Corporate Way Lansing, MI 48951	Vice President

Matthew T. Irey 1 Corporate Way Lansing, MI 48951	Vice President

Thomas A. Janda 1 Corporate Way Lansing, MI 48951	Vice President

Scott F. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Toni L. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Matthew F. Laker 300 Innovation Drive Franklin, TN 37067	Vice President

Richard C. Liphardt 1 Corporate Way Lansing, MI 48951	Vice President

Wayne R. Longcore 1 Corporate Way Lansing, MI 48951	Vice President

Diahn M. McHenry 1 Corporate Way Lansing, MI 48951	Vice President

Ryan T. Mellott 1 Corporate Way Lansing, MI 48951	Vice President

Dean M. Miller 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Jacky Morin 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Gary J. Rudnicki 1 Corporate Way Lansing, MI 48951	Vice President

Stacey L. Schabel 1 Corporate Way Lansing, MI 48951	Vice President & Chief Audit Executive

James A. Schultz 1 Corporate Way Lansing, MI 48951	Vice President & Assistant Treasurer

Muhammad S. Shami 1 Corporate Way Lansing, MI 48951	Vice President

Michael D. Story 1 Corporate Way Lansing, MI 48951	Vice President

Bhatt L. Vadlamani 1 Corporate Way Lansing, MI 48951	Vice President

Brian M. Walta 1 Corporate Way Lansing, MI 48951	Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company of New York (“Depositor”), a stock life insurance company organized under the laws of the state of New York. The Depositor is a wholly owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Registrant’s Post-Effective Amendment No. 14, filed on April 23, 2019 (File Nos. 333-183050 and 811-08664).

Item 27. Number of Contract Owners as of May 31, 2019

Perspective Advisory II Contracts:

Qualified - 28
Non-Qualified - 32

Item 28. Indemnification

Provision is made in the Company’s By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)
Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Michael I. Falcon 300 Innovation Drive Franklin, TN 37067	Chairman & Manager

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Manager

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Manager

Emilio Pardo 300 Innovation Drive Franklin, TN 37067	Manager

Aimee DeCamillo 300 Innovation Drive Franklin, TN 37067	President, Chief Executive Officer & Manager

Scott Romine 300 Innovation Drive Franklin, TN 37067	President of Advisory Solutions

Scott Golde 1 Corporate Way Lansing, MI 48951	General Counsel

Alison Reed 300 Innovation Drive Franklin, TN 37067	Executive Vice President, Operations

Marc Socol 300 Innovation Drive Franklin, TN 37067	Executive Vice President, National Sales Manager

Ed Balsmann 300 Innovation Drive Franklin, TN 37067	Senior Vice President & Chief Compliance Officer

Bill Burrow 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Elizabeth Griffith 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Thomas Hurley 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Greg Masucci 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tim Munsie 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Daniel Starishevsky 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Brian Sward 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Christian Von Allmen 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Ty Anderson 300 Innovation Drive Franklin, TN 37067	Vice President

J. Edward Branstetter, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Lauren L. Caputo 300 Innovation Drive Franklin, TN 37067	Vice President

Court Chynces 300 Innovation Drive Franklin, TN 37067	Vice President

Ashley S. Golson 300 Innovation Drive Franklin, TN 37067	Vice President

Mark Jones 300 Innovation Drive Franklin, TN 37067	Vice President

Matt Lemieux 300 Innovation Drive Franklin, TN 37067	Vice President

Kristine Lowry 300 Innovation Drive Franklin, TN 37067	Vice President, FinOp & Controller

Dana R. Melesky Flegler 1 Corporate Way Lansing, MI 48951	Vice President

Joseph Patracuollo 300 Innovation Drive Franklin, TN 37067	Vice President

Allison Pearson 300 Innovation Drive Franklin, TN 37067	Vice President

Kimberly Plyler 300 Innovation Drive Franklin, TN 37067	Vice President

Ryan Riggen 300 Innovation Drive Franklin, TN 37067	Vice President

Sam Rosenbrock 300 Innovation Drive Franklin, TN 37067	Vice President

Jeremy Swartz 300 Innovation Drive Franklin, TN 37067	Vice President

Sutton White 300 Innovation Drive Franklin, TN 37067	Vice President

Byron Wilson 300 Innovation Drive Franklin, TN 37067	Vice President

Phil Wright 300 Innovation Drive Franklin, TN 37067	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
300 Innovation Drive
Franklin, TN 37067

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

a)
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission’s industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 26th day of June, 2019.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company of New York
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	June 26, 2019
Michael I. Falcon, President

*	June 26, 2019
P. Chad Myers, Executive Vice President and Chief Financial Officer

*	June 26, 2019
Michael A. Costello, Senior Vice President, Controller and Treasurer

*	June 26, 2019
Laura L. Prieskorn, Chief Operating Officer, Chair and Director

*	June 26, 2019
Barrett M. Bonemer, Vice President and Director

*	June 26, 2019
Laura L. Hanson, Vice President and Director

*	June 26, 2019
Herbert G. May, III, Chief Administrative Officer and Director

*	June 26, 2019
Patrick G. Boyle, Director

*	June 26, 2019
R. Kevin Clinton, Director

*	June 26, 2019
Nancy F. Heller, Director

* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint Michael I. Falcon, P. Chad Myers, Andrew J. Bowden, Susan S. Rhee, and Scott J. Golde (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720, 333-175721, 333-177298, 333-183046, 333-183047, 333-192972, 333-210507, 333-212425, 333-217502, 333-226898, and 333-228806), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 1st day of June, 2019.

/s/ MICHAEL I. FALCON
Michael I. Falcon, President

/s/ P. CHAD MYERS
P. Chad Myers, Executive Vice President and Chief Financial Officer

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Controller, and Treasurer

/s/ LAURA L. PRIESKORN
Laura L. Prieskorn, Chief Operating Officer, Chair and Director

/s/ BARRETT M. BONEMER
Barrett M. Bonemer, Vice President and Director

/s/ LAURA L. HANSON
Laura L. Hanson, Vice President and Director

/s/ HERBERT G. MAY, III
Herbert G. May, III, Chief Administrative Officer and Director

/s/ PATRICK G. BOYLE
Patrick G. Boyle, Director

/s/ R. KEVIN CLINTON
R. Kevin Clinton, Director

/s/ NANCY F. HELLER
Nancy F. Heller, Director

EXHIBIT LIST

Exhibit No.	Description

9.	Opinion and Consent of Counsel.